Summary of Significant Accounting Policies - Summary of Impact of IFRS 16 on Consolidated Statemtent of Financial Position (Detail) - RUB (₽) ₽ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Property, plant and equipment (right-of-use assets) (Note 15)		₽ 2,698
Deferred tax assets		3,648	₽ 5,488
Total assets		312,505	317,625	₽ 319,127
Liabilities
Non-current lease liabilities		7,002	2,413
Current lease liabilities		10,353	5,880
Total liabilities		546,102	550,820	563,260
Net impact on equity		₽ (233,597)	₽ (233,195)	₽ (244,133)	₽ (252,588)
Increase (decrease) due to application of IFRS 16 [member]
Assets
Property, plant and equipment (right-of-use assets) (Note 15)	₽ 2,698
Deferred tax assets	28
Total assets	2,726
Liabilities
Non-current lease liabilities	3,125
Current lease liabilities	134
Total liabilities	3,259
Net impact on equity	₽ (533)